Segment Information - Schedule of Disaggregated Information of Revenues (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Console game, hardware, and accessories [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Revenues		$ 122,018,643	$ 90,986,196	$ 67,464,852
Revenues, a related party		1,244,899	42,477	660,985
Total Revenues		123,263,542	91,028,673	68,125,837
Cost of revenues		100,288,013	63,225,758	46,441,854
Cost of revenues, related parties		15,596,454	17,578,879	12,388,590
Total Cost of revenues		115,884,467	80,804,637	58,830,444
Segment gross profits		7,379,075	10,224,036	9,295,393
Advertising and marketing expenses		1,091,784	594,729	769,648
Amortization and depreciation		2,303,694	2,161,956	1,329,285
Provision for (recovery from) credit loss		70,076	165,315	16,517
Other operating expenses	[1]	2,062,926	810,591	427,153
Professional fee		713,369	791,998	212,268
R&D Expense		209,746	250,922
Rent		680,867	612,945	484,710
Salary expenses		4,270,308	3,458,457	2,911,500
Other income (expense), net		(640,574)	(1,219,317)	(140,111)
Interest expenses		644,003	507,803	191,154
Segment profit (loss)		(4,027,124)	2,088,637	3,093,269
Game publishing [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Revenues		23,757,232	4,446,872	7,808,526
Revenues, a related party
Total Revenues		23,757,232	4,446,872	7,808,526
Cost of revenues		11,110,156	2,736,076	5,040,097
Cost of revenues, related parties
Total Cost of revenues		11,110,156	2,736,076	5,040,097
Segment gross profits		12,647,076	1,710,796	2,768,429
Advertising and marketing expenses		629,239	768,414	1,103,119
Amortization and depreciation
Provision for (recovery from) credit loss		(205,580)	234,075
Other operating expenses	[1]	96,659	185,862	157,681
Professional fee		11,366	35,372	15,039
R&D Expense
Rent				28,519
Salary expenses		1,344,110	765,423
Other income (expense), net		80,669	(57,550)	(4,885)
Interest expenses		14,822
Segment profit (loss)		10,675,791	(220,800)	1,468,956
Advertising service [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Revenues		1,973,858	2,716,090	3,315,585
Revenues, a related party		264,506		2,911
Total Revenues		2,238,364	2,716,090	3,318,496
Cost of revenues		719,080	722,226	932,513
Cost of revenues, related parties		237,311	667,336	604,258
Total Cost of revenues		956,391	1,389,562	1,536,771
Segment gross profits		1,281,973	1,326,528	1,781,725
Advertising and marketing expenses		412,225	139,762	238,411
Amortization and depreciation		33,397	202,348	178,386
Provision for (recovery from) credit loss		(60,199)	84,858	17,536
Other operating expenses	[1]	212,760	132,177	114,282
Professional fee		70,834	35,190	38,285
R&D Expense
Rent		232,918	199,150	141,981
Salary expenses		913,349	1,183,987	1,051,711
Other income (expense), net		(326,160)	(10,528)	(96,709)
Interest expenses		6,359
Segment profit (loss)		(213,510)	(640,416)	97,842
Other [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Revenues		541,156	368,128
Revenues, a related party
Total Revenues		541,156	368,128
Cost of revenues		174,578	135,669
Cost of revenues, related parties
Total Cost of revenues		174,578	135,669
Segment gross profits		366,578	232,459
Advertising and marketing expenses		9,926	44,224
Amortization and depreciation		17,446	7,414
Provision for (recovery from) credit loss
Other operating expenses	[1]	126,833	234,934
Professional fee		4,246	10,053
R&D Expense
Rent		19,327	10,213
Salary expenses		170,288	118,842
Other income (expense), net		(8,323)	(676)
Interest expenses
Segment profit (loss)		26,835	(192,545)
Segment [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Revenues		148,290,889	98,517,286	78,588,963
Revenues, a related party		1,509,405	42,477	663,896
Total Revenues		149,800,294	98,559,763	79,252,859
Elimination of intersegment revenues		(7,727,708)	(1,025,062)	(1,808,704)
Total consolidated revenues		142,072,586	97,534,701	77,444,155
Cost of revenues		112,291,827	66,819,729	52,414,464
Cost of revenues, related parties		15,833,765	18,246,215	12,992,848
Total Cost of revenues		128,125,592	85,065,944	65,407,312
Elimination of intersegment cost of revenues		(7,296,367)	(849,701)	(1,808,704)
Total consolidated cost of revenues		120,829,225	84,216,243	63,598,608
Segment gross profits		21,674,702	13,493,819	13,845,547
Other operating expenses		68,835	48,252	14,415
Professional fee		2,383,796	1,095,390	694,381
Salary expenses		112,603	1,329,679
Other income (expense), net		26,566	21,830	(41,693)
Debt issuance costs		1,590,750
Change in fair value of convertible notes and derivative liabilities		(4,875,420)
Change in fair value of contingent consideration for acquisition		545,428	272,029	932,152
Elimination of intersegment profit		431,341	175,361
Income (loss) before income taxes		6,178,093	(1,907,665)	2,760,812
Segment profit (loss)		$ 6,461,992	$ 1,034,876	4,660,067
Provision for credit loss				$ 300,000

[1]	Other operating expenses primarily consist of office, entertainment, travel, and other costs incurred in connection with the Company’s business operations.